Summary of Quantitative Information about Level 3 Fair Value Measurements (Detail) (USD $) In Millions, unless otherwise specified									12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Fair Value, Inputs, Level 3	Dec. 31, 2012 Internal Pricing Fair Value, Inputs, Level 3 Fixed maturities Investment	Dec. 31, 2011 Internal Pricing Fair Value, Inputs, Level 3 Fixed maturities Investment	Dec. 31, 2012 Internal Pricing Fair Value, Inputs, Level 3 Equity securities Nonredeemable preferred stocks Investment	Dec. 31, 2012 Internal Pricing Fair Value, Inputs, Level 3 Equity securities Nonredeemable preferred stocks Financials	Dec. 31, 2012 Internal Pricing Fair Value, Inputs, Level 3 Equity securities Common equities Investment	Dec. 31, 2011 Internal Pricing Fair Value, Inputs, Level 3 Equity securities Common equities Investment	Dec. 31, 2012 Internal Pricing Fair Value, Inputs, Level 3 Equity securities Common equities Other risk investments	Dec. 31, 2012 External Pricing Fair Value, Inputs, Level 3 Fixed maturities	Dec. 31, 2012 External Pricing Fair Value, Inputs, Level 3 Fixed maturities Asset-backed Securities Residential mortgage-backed securities Prepayment rate sixteen percent Investment		Dec. 31, 2012 External Pricing Fair Value, Inputs, Level 3 Fixed maturities Asset-backed Securities Commercial mortgage-backed securities Prepayment rate zero percent Investment		Dec. 31, 2012 Subtotal Level 3 Securities Fair Value, Inputs, Level 3	Dec. 31, 2012 Third Party Pricing Exemption Securities Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 16,475.5	[1],[2]	$ 15,963.0	[1],[2]	$ 114.7		$ 0.5	$ 31.9	$ 31.9	$ 11.2	$ 10.2	$ 11.2	$ 25.5	$ 0.2		$ 25.3		$ 68.6	$ 46.1	[3]
Valuation Technique									Multiple of tangible net book value			Discounted consolidated equity		External vendor		External vendor
Unobservable Input, prepayment rate														16.00%	[4]	0.00%	[5]
Number of securities						0	2	1		1	1			1		3
Unobservable Input, price to book ratio multiple									1.9
Unobservable Input, discount for lack of marketability												20.00%

[1]	The total fair value of the portfolio includes $1.4 billion and $2.0 billion at December 31, 2012 and 2011, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	At December 31, 2012 and 2011, we had $90.9 million and $46.9 million, respectively, of net unsettled security transactions included in other assets.
[3]	The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.
[4]	Assumes that one security has 16% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[5]	Assumes that three securities have 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.